The following tables presents the changes in the fair value of the Company's Level 3 financial instruments that are measured at fair value (Q3) (Details)	9 Months Ended
Sep. 30, 2023 USD ($)
Fair Value Disclosures [Abstract]
Fair value of Derivative liability at inception on August 23, 2023	$ 127,097
Change in fair value of derivative liability	15,664
Fair value as of September 30, 2023	$ 142,761